Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Net loss	€ (43,675)	€ (39,103)	€ (20,832)
Adjustments for:
Depreciation	1,065	1,245	480
Share-based payment expenses	4,024	2,454	1,212
Financial income and expense	3,175	(470)	(6,171)
Net foreign exchange gain / (loss)	151	(16)	1
Changes in working capital	164	1,433	637
Corporate income tax paid	(2)
Interest received	147	236	441
Net cash used in operating activities	(34,951)	(34,221)	(24,232)
Cash flow from investing activities
Purchases of intangible assets			(28)
Purchases of property, plant and equipment	(121)	(2,539)	(1,296)
Net cash used in investing activities	(121)	(2,539)	(1,324)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	25,685
Proceeds from exercise of share options	4	2	14
Proceeds from borrowings	301	370	1,640
Proceeds from convertible loans	650
Redemption of financial lease		(15)	(34)
Net cash generated by financing activities	26,640	357	1,620
Net increase/(decrease) in cash and cash equivalents	(8,432)	(36,403)	(23,936)
Currency effect cash and cash equivalents	(2,669)	738	6,065
Cash and cash equivalents at the beginning of the year	59,200	94,865	112,736
Cash and cash equivalents at the end of the year	€ 48,099	€ 59,200	€ 94,865